SHARE-BASED PAYMENT, Stock Option Activity (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares
Number of Options [Abstract]
Outstanding at beginning of period (in shares) | shares	3,197,616	2,467,023	2,467,023
Granted (in shares) | shares	544,800	401,921	751,977
Expired (in shares) | shares	0	0	(2,000)
Exercised (in shares) | shares	(466,375)	0	(9,692)
Forfeited (in shares) | shares	0	(9,692)	(9,692)
Share options outstanding at end of period (in shares) | shares	3,276,041	2,859,252	3,197,616
Share options exercisable at end of period (in shares) | shares	1,438,658	1,664,152	1,705,256
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share)	$ 3.07	$ 2.28	$ 2.28
Granted (in dollars per share)	10.93	4.9	5.60
Expired (in dollars per share)	0	0	6.00
Exercised (in dollars per share)	0.25	0	0.25
Forfeited (in dollars per share)	0	0.25	0.25
Share options outstanding at end of period (in dollars per share)	4.78	2.65	3.07
Share options exercisable at end of period (in dollars per share)	2.16	$ 1.08	$ 1.21
Total unrecognized cost	$ 5,645,000
Unrecognized company cost related to non-vested share based compensation expected to be recognized	4 years